Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY
Allowance for Doubtful Accounts Receivable	$ 647,478	4,075,162	5,953,066
Payables and accrued expenses	27,266,224	171,610,885	144,436,022	11,591,700	72,956,998	47,739,568
Advances from distributors	13,080,549	82,327,669	75,506,955	13,080,549	82,327,668	75,506,955
Due to a related party	85,852	540,345		1,703,375	10,720,869	14,248,095
Deferred revenue	84,082,109	529,204,385	442,795,002	82,359,604	518,363,112	434,738,212
Tax payable	6,126,751	38,561,157	22,191,957	10,285	64,733	371,748
Unrecognized tax benefit	7,062,636	44,451,522	14,758,798	939,291	5,911,803	1,990,061
Deferred tax liabilities	23,549,728	148,219,632	624,770	262,159	1,650,000
Deferred tax liabilities	$ 2,364,561	14,882,313	186,496	$ 2,362,579	14,869,840
Ordinary shares, par value	$ 0.0000002
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	273,110,626	273,110,626	263,110,626
Ordinary shares, outstanding	235,234,959	235,234,959	228,019,412